OTHER CURRENT ASSETS (Details) $ in Thousands	Jun. 30, 2023 USD ($) carrier subsidiary	Dec. 31, 2022 USD ($) carrier subsidiary	Jun. 30, 2022 subsidiary carrier
Other Assets [Abstract]
Prepaid expenses	$ 1,241	$ 465
Other receivables	2,787	3,293
Other current assets	$ 4,028	$ 3,758
Debt guarantees, number of subsidiaries | subsidiary	2	2	2
Debt guarantees, number of carriers | carrier	2	2	2